Property, plant and equipment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 0	$ 0
Property, plant and equipment, pledged as security	306,600,000		$ 284,500,000
Cost | Facility equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions	31,100,000
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 9,600,000	$ 8,300,000